Summary - Invesco International Total Return Fund | Invesco International Total Return Fund
Fund Summary - Invesco International Total Return Fund
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Summary - Invesco International Total Return Fund Invesco International Total Return Fund	Class A, Invesco International Total Return Fund	Class B, Invesco International Total Return Fund	Class C, Invesco International Total Return Fund	Class Y, Invesco International Total Return Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Summary - Invesco International Total Return Fund Invesco International Total Return Fund		Class A, Invesco International Total Return Fund	Class B, Invesco International Total Return Fund	Class C, Invesco International Total Return Fund	Class Y, Invesco International Total Return Fund
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.68%	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses		1.58%	2.33%	2.33%	1.33%
Fee Waiver and/or Expense Reimbursement	[1]	0.48%	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.10%	1.85%	1.85%	0.85%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C and Class Y shares to 1.10%, 1.85%, 1.85% and 0.85%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Summary - Invesco International Total Return Fund Invesco International Total Return Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco International Total Return Fund	Class A	582	905	1,251	2,225
Class B, Invesco International Total Return Fund	Class B	688	982	1,402	2,441
Class C, Invesco International Total Return Fund	Class C	288	682	1,202	2,629
Class Y, Invesco International Total Return Fund	Class Y	87	374	683	1,560

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Summary - Invesco International Total Return Fund Invesco International Total Return Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco International Total Return Fund	Class A	582	905	1,251	2,225
Class B, Invesco International Total Return Fund	Class B	188	682	1,202	2,441
Class C, Invesco International Total Return Fund	Class C	188	682	1,202	2,629
Class Y, Invesco International Total Return Fund	Class Y	87	374	683	1,560

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 226% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests its assets in a diversified portfolio of foreign government and corporate debt securities, generally represented by the sector categories within the Barclays Capital Global Aggregate ex-U.S. Index (unhedged), interest rate futures, and in foreign currency investments. Debt securities that the Fund may invest in include foreign sovereign, corporate or agency securities of varying maturities, including securitized securities, such as asset-backed and mortgage-backed securities, and commercial paper and other short-term debt instruments.

The Fund can invest in derivatives, including interest rate futures and forward foreign currency contracts. Derivative instruments may have the effect of leveraging the Fund’s portfolio.

The Fund can invest in interest rate futures to gain or reduce its exposure to interest rates. Interest rate futures are used by the managers to manage duration and yield curve positioning within the portfolio. An interest rate futures contract is an exchange-traded contract in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Interest rate futures are based off an underlying security which is a debt obligation and moves in value as interest rates change.

The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. The Fund can use these contracts to hedge against adverse movement in the foreign currencies in which portfolio securities are denominated.

The Fund may invest a significant amount of its total assets in foreign securities. The Fund considers a company to be foreign based on its domicile, or in certain cases such as where the security is guaranteed by the parent or issued by a special purpose entity, its parent’s domicile. The Fund will normally invest in companies located in at least three countries other than the United States. As of October 31, 2011, the principal countries in which the Fund was invested were the United Kingdom, Germany, Italy and France.

The Fund may invest up to 30% of its total assets in U.S. dollar-denominated securities. The Fund may invest up to 25% of its total assets in non-investment grade securities (junk bonds), including non-investment grade emerging market securities.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund will use the Barclays Capital Global Aggregate ex-U.S. Index (unhedged) (its benchmark index) as a guide in structuring and selecting its investments, but will seek to outperform such index by applying an actively managed top-down portfolio construction and bottom-up security selection total return strategy. The Fund seeks to outperform its benchmark through an analysis of a variety of alpha sources (specific factors affecting the return on investments in excess of the benchmark), including, among others, interest rate and yield curve risk, high yield and emerging market risk, country risk and currency risk. In constructing the portfolio, the portfolio managers will consider macro-economic and sector level factors such as economic or political conditions, monetary policy, and emerging markets, as well as issuer specific factors such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement. The portfolio managers focus on securities that they believe have favorable prospects for exceeding the benchmark. The portfolio managers may adjust the split between sovereign, agency and corporate bonds in the Fund depending on their assessment of overall market conditions. The portfolio managers will consider whether to sell a particular security when the risk factors relative to return materially change. Sell decisions are also based on (1) a conscious decision to alter the Fund’s macro-risk exposure (for example, duration, yield curve positioning or sector exposure); (2) the need to limit or reduce exposure to a particular sector or issuer; (3) degradation of an issuer’s credit quality; (4) realignment of a valuation target; (5) presentation of a better relative value opportunity; and/or (6) general liquidity needs of the Fund.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Sovereign Debt Risk. Investments in foreign sovereign debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended September 30, 2010): 10.38% Worst Quarter (ended March 31, 2009): -6.42%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Summary - Invesco International Total Return Fund Invesco International Total Return Fund	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Class A, Invesco International Total Return Fund	Class A shares: Inception (3/31/2006)		Return Before Taxes		0.05%	4.31%	4.94%	Mar. 31, 2006
Return Before Taxes Class B, Invesco International Total Return Fund	Class B shares: Inception (3/31/2006)				(0.67%)	4.18%	4.88%	Mar. 31, 2006
Return Before Taxes Class C, Invesco International Total Return Fund	Class C shares: Inception (3/31/2006)				3.28%	4.54%	5.03%	Mar. 31, 2006
Return Before Taxes Class Y, Invesco International Total Return Fund	Class Y shares: Inception (10/3/2008)	[1]			5.34%	5.48%	5.96%	Oct. 03, 2008
Return After Taxes on Distributions Class A, Invesco International Total Return Fund	Class A shares: Inception (3/31/2006)		Return After Taxes on Distributions		(1.89%)	2.90%	3.64%	Mar. 31, 2006
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco International Total Return Fund	Class A shares: Inception (3/31/2006)		Return After Taxes on Distributions and Sale of Fund Shares		0.16%	2.90%	3.51%	Mar. 31, 2006
Barclays Capital Global Aggregate ex US Index			Barclays Capital Global Aggregate ex U.S. Index	(reflects no deductions for fees, expenses or taxes)	4.36%	6.42%	6.96%
Lipper International Income Funds Index			Lipper International Income Funds Index		3.40%	6.01%	6.20%
[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.